UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karsch Capital Management, LP.

Address:  Citicorp Building
          153 E. 53rd St.
          51st Floor
          NY, NY 10022

13F File Number: 28-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Karsch
Title:  Principal
Phone:  (212) 507-9782


Signature, Place and Date of Signing:


/s/ Michael A. Karsch                 NY, NY                      5/2/02
---------------------------------  -------------               ------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total: $192,086
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None

                                                   FORM 13F INFORMATION TABLE
                                                 KARSCH CAPITAL MANAGEMENT, L.P.
                                                         MARCH 31, 2002

          COLUMN 1                COLUMN 2          COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7      COLUMN 8

                                                                                              INVEST-
                                                                                              MENT
                                                                 VALUE     SHRS OR   SH/ PUT/ DISCRE-   OTHER     VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS       CUSIP     (X$1000)    PRN AMT   PRN CALL TION     MANAGER  SOLE   SHARED  NONE

Ust Inc.                      Common Stock          902911106      12,500    321,100 SH       Sole        0     321,100   0     0
Foot Locker Inc               Common Stock          344849104       7,038    435,000 SH       Sole        0     435,000   0     0
Sepracor Inc                  Convertible Bond      817315AL8       6,793 11,000,000 PRN      Sole        0  11,000,000   0     0
Corinthian Colleges Inc.      Common Stock          218868107       6,698    132,500 SH       Sole        0     132,500   0     0
SPX Corporation               Common Stock          784635104       6,371     45,000 SH       Sole        0      45,000   0     0
Principal Financial Group     Common Stock          74251V102       6,199    245,000 SH       Sole        0     245,000   0     0
USA Networks Inc.             Common Stock          902984103       5,719    180,000 SH       Sole        0     180,000   0     0
American Standard Companies   Common Stock          029712106       5,660     80,000 SH       Sole        0      80,000   0     0
Echostar Communications       Common Stock          278762109       5,585    197,200 SH       Sole        0     197,200   0     0
Mattel Inc.                   Common Stock          577081102       5,418    260,000 SH       Sole        0     260,000   0     0
AT&T Canada Inc               Common Stock          00207Q202       5,251    195,000 SH       Sole        0     195,000   0     0
Abercrombie & Fitch           Common Stock          002896207       5,236    170,000 SH       Sole        0     170,000   0     0
Juniper Networks Inc.         Common Stock          48203R104       5,111    405,000 SH       Sole        0     405,000   0     0
Doubleclick Inc.              Common Stock          258609304       5,096    425,000 SH       Sole        0     425,000   0     0
Viasys Healthcare             Common Stock          92553Q209       4,884    217,170 SH       Sole        0     217,170   0     0
Iron Mtn Inc.                 Common Stock          462846106       4,720    148,800 SH       Sole        0     148,800   0     0
Anteon International Corp     Common Stock          03674E108       4,576    220,000 SH       Sole        0     220,000   0     0
Servicemaster Company         Common Stock          81760N109       4,235    308,000 SH       Sole        0     308,000   0     0
Intl Rectifier Corp           Common Stock          460254105       4,101     90,300 SH       Sole        0      90,300   0     0
Autonation Inc                Common Stock          05329W102       3,705    265,000 SH       Sole        0     265,000   0     0
Stage Stores Inc              Common Stock          85254C305       3,591    135,000 SH       Sole        0     135,000   0     0
Dow Jones & Co.               Common Stock          260561105       3,493     60,000 SH       Sole        0      60,000   0     0
Interpublic Group             Common Stock          460690100       3,428    100,000 SH       Sole        0     100,000   0     0
Silicon Valley Bancshares     Common Stock          827064106       3,424    113,200 SH       Sole        0     113,200   0     0
Lucent Technologies Inc       Convertible Preferred 549463305       3,223      3,500 SH       Sole        0       3,500   0     0
RadioShack Corp.              Common Stock          750438103       3,214    107,000 SH       Sole        0     107,000   0     0
El Paso Electric Company      Common Stock          283677854       3,157    201,700 SH       Sole        0     201,700   0     0
VCA Antech                    Common Stock          918194101       3,123    231,300 SH       Sole        0     231,300   0     0
Sinclair Broadcast Group - A  Common Stock          829226109       3,015    222,500 SH       Sole        0     222,500   0     0
News Corp                     ADR                   652487703       2,880    120,000 SH       Sole        0     120,000   0     0
News Corp. Ltd. ADR           ADR                   652487802       2,838    100,000 SH       Sole        0     100,000   0     0
RF Micro Devices Inc.         Common Stock          749941100       2,775    155,000 SH       Sole        0     155,000   0     0
Viacom Inc. CL-B              Common Stock          925524308       2,419     50,000 SH       Sole        0      50,000   0     0
Hotel Reservations Network    Common Stock          441451101       2,387     40,500 SH       Sole        0      40,500   0     0
Black & Decker Corp           Common Stock          091797100       2,327     50,000 SH       Sole        0      50,000   0     0
Valassis Communications       Common Stock          918866104       2,318     60,000 SH       Sole        0      60,000   0     0
ICN Pharmaceuticals Inc       Common Stock          448924100       1,905     60,000 SH       Sole        0      60,000   0     0
Unisys Corporation            Common Stock          909214108       1,895    150,000 SH       Sole        0     150,000   0     0
Fisher Scientific Intl        Common Stock          338032204       1,827     65,000 SH       Sole        0      65,000   0     0
Autodesk Inc                  Common Stock          052769106       1,751     37,500 SH       Sole        0      37,500   0     0
Knight Ridder Inc.            Common Stock          499040103       1,717     25,000 SH       Sole        0      25,000   0     0
Adelphia Communications       Convertible Bond      006848BG9       1,473  2,000,000 PRN      Sole        0   2,000,000   0     0
Computer Associates Int'l     Common Stock          204912109       1,423     65,000 SH       Sole        0      65,000   0     0
Advance Auto Parts            Common Stock          00751Y106       1,380     30,000 SH       Sole        0      30,000   0     0
Sepracor Inc                  Convertible Bond      817315AQ7       1,348  2,000,000 PRN      Sole        0   2,000,000   0     0
Broadwing Inc.                Common Stock          111620100       1,307    187,000 SH       Sole        0     187,000   0     0
PMC - Sierra Inc.             Common Stock          69344F106       1,221     75,000 SH       Sole        0      75,000   0     0
Gartner Inc                   Common Stock          366651107       1,149     89,100 SH       Sole        0      89,100   0     0
Hearst - Argyle Television IncCommon Stock          422317107       1,113     45,000 SH       Sole        0      45,000   0     0
Terra Networks SA             ADR                   88100W103       1,013    130,000 SH       Sole        0     130,000   0     0
Perkinelmer Inc               Common Stock          714046109         925     50,000 SH       Sole        0      50,000   0     0
Telewest Finance              Convertible Bond      8742UAA00         920  2,000,000 PRN      Sole        0   2,000,000   0     0
Corning Incorporated          Common Stock          219350105         838    110,000 SH       Sole        0     110,000   0     0
Research in Motion            Common Stock          760975102         833     30,000 SH       Sole        0      30,000   0     0
Chiquita Brands Intl          Common Stock          170032809         825     50,000 SH       Sole        0      50,000   0     0
Applied Micro Circuits Corp.  Common Stock          03822W109         760     95,000 SH       Sole        0      95,000   0     0
Foundry Networks Inc.         Common Stock          35063R100         755    105,000 SH       Sole        0     105,000   0     0
Falconstor Software Inc       Common Stock          306137100         706    111,300 SH       Sole        0     111,300   0     0
Tellium Inc.                  Common Stock          87967E107         591    255,800 SH       Sole        0     255,800   0     0
Valuevision Intl Inc          Common Stock          92047K107         519     25,000 SH       Sole        0      25,000   0     0
RPM Inc                       Common Stock          749685103         467     30,000 SH       Sole        0      30,000   0     0
Bally Total Fitness           Common Stock          05873K108         439     20,000 SH       Sole        0      20,000   0     0
Paypal Inc                    Common Stock          704508100         381     20,000 SH       Sole        0      20,000   0     0
Biovail Corp April 45 Puts    Option - Put          09067J8PI          45      1,000     Put  Sole        0       1,000   0     0
FTD.Com Inc                   Common Stock          30265F103          45      8,000 SH       Sole        0       8,000   0     0
Biovail Corp April 40 Puts    Option - Put          09067J8PH          10        500     Put  Sole        0         500   0     0
Adelphia Business Solutions   Common Stock          006847107           3     79,695 SH       Sole        0      79,695   0     0

                                                                  192,086



03407.0001 #321597